Derivative Liability (Narrative) (Details) (USD $)	12 Months Ended
Feb. 28, 2014 M
Derivative Liability 1	2.01%
Derivative Liability 2	1.55%
Derivative Liability 3	1.78%
Derivative Liability 4	0
Derivative Liability 5	111.60%
Derivative Liability 6	111.90%
Derivative Liability 7	113.40%
Derivative Liability 8	75
Derivative Liability 9	87
Derivative Liability 10	99
Derivative Liability 11	$ 2.45